Acquisitions - Schedule the Preliminary Allocation of the Purchase Price (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
ASSETS
Goodwill	$ 6,574	$ 0
Emission Inc.
ASSETS
Cash and cash equivalents	43
Accounts receivable, net of allowance for expected credit losses	49
Inventory	307
Intangible assets	12,700
Goodwill	6,574
Liabilities [Abstract]
Accounts payable	56
Deferred tax liability	3,007
Net assets acquired	$ 16,610
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	14 years